Income tax - Summary of Movements in Deferred Tax Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in OCI	$ 231	$ (142)
Deferred income tax assets	2,334	3,210
Deferred income tax liabilities	(9,895)	(14,295)
Non-deductible reserves
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	5,041	5,444
Recognized in profit or loss	(1,241)	(403)
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	3,800	5,041
Deferred income tax assets	3,800	5,041
Deferred income tax liabilities	0	0
SR&ED investment tax credits, net of 12(1)(x)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	2,193	2,001
Recognized in profit or loss	(80)	0
Recognized in OCI	0	0
Other	251	192
Deferred tax asset (Deferred tax liabilities) at end of period	2,364	2,193
Deferred income tax assets	2,364	2,193
Deferred income tax liabilities	0	0
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(1,960)	(2,432)
Recognized in profit or loss	486	472
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	(1,474)	(1,960)
Deferred income tax assets	49	42
Deferred income tax liabilities	(1,523)	(2,002)
Intangible assets including goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(33,200)	(41,927)
Recognized in profit or loss	6,614	8,727
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	(26,586)	(33,200)
Deferred income tax assets	0	0
Deferred income tax liabilities	(26,586)	(33,200)
Deferred development costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(680)	(886)
Recognized in profit or loss	608	206
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	(72)	(680)
Deferred income tax assets	0	0
Deferred income tax liabilities	(72)	(680)
Non-capital/Net operating losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	13,600	15,620
Recognized in profit or loss	(1,726)	(2,020)
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	11,874	13,600
Deferred income tax assets	11,874	13,600
Deferred income tax liabilities	0	0
Lease liabilities and Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	3,621	4,710
Recognized in profit or loss	(725)	(1,089)
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	2,896	3,621
Deferred income tax assets	2,896	3,621
Deferred income tax liabilities	0	0
Right of use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(3,320)	(4,441)
Recognized in profit or loss	715	1,121
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	(2,605)	(3,320)
Deferred income tax assets	0	0
Deferred income tax liabilities	(2,605)	(3,320)
Share issuance cost
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	521	834
Recognized in profit or loss	(294)	(313)
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	227	521
Deferred income tax assets	227	521
Deferred income tax liabilities	0	0
Equity Incentive Plan
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	152	0
Recognized in profit or loss	(152)	152
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	0	152
Deferred income tax assets	0	152
Deferred income tax liabilities	0	0
Stock options
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	0	4,096
Recognized in profit or loss		(4,096)
Recognized in OCI		0
Other		0
Deferred tax asset (Deferred tax liabilities) at end of period		0
Deferred income tax assets		0
Deferred income tax liabilities		0
163J interest
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	3,596	3,593
Recognized in profit or loss	(1,162)	3
Recognized in OCI	0	0
Other	0
Deferred tax asset (Deferred tax liabilities) at end of period	2,434	3,596
Deferred income tax assets	2,434	3,596
Deferred income tax liabilities	0	0
Interest Swap
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(649)	(507)
Recognized in profit or loss	0	0
Recognized in OCI	231	(142)
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	(418)	(649)
Deferred income tax assets	0	0
Deferred income tax liabilities	(418)	(649)
Tax assets (liabilities) before set-off
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(11,085)	(13,895)
Recognized in profit or loss	3,043	2,760
Recognized in OCI	231	(142)
Other	251	192
Deferred tax asset (Deferred tax liabilities) at end of period	(7,560)	(11,085)
Deferred income tax assets	23,644	28,766
Deferred income tax liabilities	(31,204)	(39,851)
Set-off of tax
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	21,310	25,556
Deferred income tax liabilities	$ (21,309)	$ (25,556)